Loan Activity to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Balance at beginning of year	$ 9,344	$ 11,353
Additional borrowings	1,280	1,544
Curtailments	(805)	(3,553)
Balance at end of year	$ 9,819	$ 9,344